Liquidity and Going Concern	6 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern

2. Liquidity and Going Concern

The Company has incurred recurring losses and negative cash flows from operations since inception and had an accumulated deficit of $155.1 million as of December 31, 2022. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of KidneyIntelX or any future products currently in development. Management believes its cash and cash equivalents of $23.8 million as of December 31, 2022, combined with proceeds from a $20.3 million gross fundraise completed in February 2023, are sufficient to fund the projected operations for at least the next twelve months from the issuance date of these financial statements. Such expectation is based, in part, on the achievement of a certain volume of assumed revenue; however, there is no guarantee we will achieve this amount of revenue during the time period we assume. Management assessed various additional operating cost reduction options that are available to the Company and would be implemented, if assumed levels of revenue are not achieved and additional funding is not obtained.

Substantial additional capital will be necessary to fund the Company's operations, expand its commercial activities and develop other potential diagnostic related products. The Company plans to seek additional funding through public or private equity offerings, debt financings, other collaborations, strategic alliances and licensing arrangements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into strategic alliances or other arrangements on favorable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s shareholders. If the Company is unable to obtain funding, the Company could be required to delay, curtail or discontinue research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect its business prospect.